Accounts payable (Tables)	9 Months Ended
Sep. 30, 2024
Items for presentation of regulatory deferral accounts [abstract]
Summary of detailed information about accounts payable and accrued expenses

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	September 30,	December 31,
	2024	2023
	$	$
Trade accounts payable	2,396	281
Accrued research and development costs	1,046	-
Accrued employee benefits	432	130
Payroll tax and other statutory liabilities	60	-
Other accrued liabilities	883	601
	4,817	1,012